CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2020 USD ($)
Share Capital [Member].
Disclosure Of Consolidated Statement Of Changes In Equity [Line Items]
Share Issued During Period, Value	$ 4,352,000